Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Non-current assets
Property, plant and equipment	₨ 966,871	$ 12,825	₨ 1,090,844
Exploration and evaluation assets	17,922	238	27,960
Intangible assets	7,790	103	7,712
Leasehold land	0	0	4,313
Deferred tax assets	82,669	1,097	52,830
Financial assets investments	911	12	48,865
Derivative financial assets	25	0	0
Income tax assets	26,455	351	34,843
Other non-current assets	70,358	933	64,499
Total non-current assets	1,173,001	15,559	1,331,866
Current assets
Inventories	113,362	1,504	132,706
Income tax assets	75	1	83
Trade and other receivables	83,277	1,105	100,034
Short-term investments	327,210	4,340	292,112
Derivative financial assets	6,922	92	778
Restricted cash and cash equivalents	960	13	1,040
Cash and cash equivalents	50,598	671	72,291
Total current assets	582,404	7,726	599,044
Total assets	1,755,405	23,285	1,930,910
Current liabilities
Borrowings	212,231	2,815	315,053
Acceptances	101,851	1,351	81,157
Trade and other payables	310,660	4,121	356,275
Derivative financial liabilities	960	13	4,510
Retirement benefits	1,064	14	1,216
Provisions	2,471	33	2,642
Current tax liabilities	1,894	25	4,109
Total current liabilities	631,131	8,372	764,962
Net current assets / (liabilities)	(48,727)	(646)	(165,918)
Non-current liabilities
Borrowings	367,244	4,871	347,209
Deferred tax liabilities	29,675	394	44,154
Retirement benefits	1,614	21	1,445
Provisions	26,663	354	24,513
Derivative financial liabilities	451	6	989
Other non-current liabilities	16,732	222	15,692
Total non-current liabilities	442,379	5,868	434,002
Total liabilities	1,073,510	14,240	1,198,964
Net assets	681,895	9,045	731,946
EQUITY
Share capital	3,718	49	3,718
Securities premium	190,452	2,526	190,452
Treasury shares	(3,806)	(50)	(3,971)
Share based payment reserve	2,496	33	2,493
Other components of equity	116,526	1,546	107,302
Retained earnings	203,135	2,694	281,344
Equity attributable to equity holders of the parent	512,521	6,798	581,338
Non-controlling interests	169,374	2,247	150,608
Total Equity	₨ 681,895	$ 9,045	₨ 731,946